CAPITAL STOCK	12 Months Ended
Dec. 31, 2015
CAPITAL STOCK [Abstract]
CAPITAL STOCK

NOTE 4 - CAPITAL STOCK

Common Stock - The Company has authorized 200,000,000 shares of common stock, $0.001 par value.  As of December 31, 2015 and 20144, 1,000 shares were issued and outstanding.  The Company is a wholly owned subsidiary of FAB Universal Corp.